Unaudited Condensed Consolidated Statements of Comprehensive Loss (Parenthetical) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Statement Of Income And Comprehensive Income [Abstract]
Other comprehensive income, tax	$ 0	$ 0